UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST

(Exact name of registrant as specified in charter)

________

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

John McGuire

Morgan Lewis & Bockius LLP

1111 Pennysylvania Avenue, NW

Washington, DC 20004-2541

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2018

Date of reporting period: October 31, 2017

Item 1. Reports to Stockholders.

Cambria Shareholder Yield ETF (SYLD)
Cambria Foreign Shareholder Yield ETF (FYLD)
Cambria Global Value ETF (GVAL)
Cambria Global Momentum ETF (GMOM)
Cambria Global Asset Allocation ETF (GAA)
Cambria Value and Momentum ETF (VAMO)
Cambria Sovereign Bond ETF (SOVB)
Cambria Emerging Shareholder Yield ETF (EYLD)
Cambria Tail Risk ETF (TAIL)
Cambria Core Equity ETF (CCOR)

Semi-Annual Report

October 31, 2017
(Unaudited)

Cambria Investment Management

Table of Contents

Schedules of Investments
Cambria Shareholder Yield ETF	2
Cambria Foreign Shareholder Yield ETF	4
Cambria Global Value ETF	6
Cambria Global Momentum ETF	9
Cambria Global Asset Allocation ETF	10
Cambria Value and Momentum ETF	12
Cambria Sovereign Bond ETF	14
Cambria Emerging Shareholder Yield ETF	16
Cambria Tail Risk ETF	18
Cambria Core Equity ETF	19
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	30
Notes to Financial Statements	32
Disclosure of Fund Expenses	46
Board Consideration of the Investment Advisory Agreement	48
Supplemental Information	50

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Cambria Investment Management L.P., the Funds’ investment advisor, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

October 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK — 99.2%
Consumer Discretionary — 20.9%
American Eagle Outfitters	89,508	$1,165,394
Best Buy	21,977	1,230,272
CalAtlantic Group	23,651	1,166,940
Carnival	12,328	818,456
CBS, Cl B	17,554	985,131
Children's Place	14,634	1,592,179
Cooper Tire & Rubber	28,950	949,560
Dillard's, Cl A	6,259	317,957
Finish Line, Cl A	41,899	388,404
Gap	37,252	968,180
Group 1 Automotive	13,144	1,032,724
Guess?	57,491	931,929
H&R Block	33,769	835,445
Home Depot	12,166	2,016,880
Kohl's	20,531	857,375
Lear	6,824	1,198,226
Lowe's	20,770	1,660,562
Macy's	13,227	248,138
Office Depot	148,003	458,809
O'Reilly Automotive*	6,820	1,438,679
Six Flags Entertainment	24,732	1,552,922
Sturm Ruger	12,194	604,213
Target	11,965	706,414
Visteon*	7,205	908,118
Whirlpool	6,785	1,112,265
		25,145,172
Consumer Staples — 4.8%
Archer-Daniels-Midland	10,814	441,968
CVS Health	14,338	982,583
Dr Pepper Snapple Group	16,951	1,452,023
Nu Skin Enterprises, Cl A	25,236	1,605,262
Wal-Mart Stores	15,373	1,342,217
		5,824,053
Energy — 2.4%
CVR Energy	30,572	839,202
Murphy Oil	32,355	865,496
Valero Energy	14,751	1,163,706
		2,868,404
Financials — 29.7%
Aflac	15,959	1,338,801
Allstate	19,085	1,791,318
American Express	12,185	1,163,911
American Financial Group	9,751	1,028,633
American International Group	18,225	1,177,517
Ameriprise Financial	10,057	1,574,323
Assurant	15,117	1,521,526
Assured Guaranty	40,141	1,489,231
Axis Capital Holdings	23,817	1,295,407
Bank of America	52,217	1,430,224
CNO Financial Group	56,584	1,356,318
Everest Re Group	7,080	1,681,146
Fairfax Financial Holdings	1,255	661,849
Fifth Third Bancorp	47,838	1,382,518
Green Dot, Cl A*	50,620	2,866,105
Hartford Financial Services Group	21,937	1,207,632
JPMorgan Chase	10,445	1,050,871
Leucadia National	38,775	981,008
Lincoln National	16,453	1,246,808
MetLife	15,678	840,027
PNC Financial Services Group	7,973	1,090,627
State Street	9,380	862,960
SunTrust Banks	27,843	1,676,427
Synovus Financial	21,879	1,025,031
Travelers	12,468	1,651,387
Unum Group	29,949	1,558,546
US Bancorp	16,204	881,173
		35,831,324
Health Care — 2.1%
Aetna	5,845	993,825
Express Scripts Holding*	14,041	860,573
McKesson	4,891	674,371
		2,528,769
Industrials — 20.0%
Boeing	3,532	911,185
Cummins	10,290	1,820,095
Delta Air Lines	23,142	1,157,794
Eaton	22,389	1,791,568
GATX	16,146	959,234
General Dynamics	4,658	945,481
Greenbrier	24,456	1,276,603
Huntington Ingalls Industries	4,034	939,236
Ingersoll-Rand	10,237	906,998
ManpowerGroup	12,799	1,577,861
MRC Global*	58,958	1,011,130

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

October 31, 2017 (Unaudited) (Concluded)

Description	Shares	Value
Northrop Grumman	8,541	$2,524,122
Parker-Hannifin	10,698	1,953,562
Robert Half International	17,286	894,896
Southwest Airlines	31,918	1,719,104
Spirit AeroSystems Holdings, Cl A	14,539	1,164,574
United Continental Holdings*	25,509	1,491,766
Wabash National	47,218	1,062,405
		24,107,614
Information Te3chnology — 9.0%
Apple	11,783	1,991,798
Applied Materials	24,664	1,391,790
Corning	48,423	1,516,124
HP	40,698	877,042
NetApp	13,263	589,143
Sanmina*	42,621	1,394,772
Texas Instruments	22,579	2,183,163
Xerox	29,011	879,323
		10,823,155
Materials — 8.7%
Alcoa*	39,565	1,890,416
Eastman Chemical	10,318	936,978
Huntsman	56,478	1,808,425
LyondellBasell Industries, Cl A	8,677	898,330
Packaging Corp of America	17,181	1,997,635
Steel Dynamics	26,431	983,497
Trinseo	15,416	1,094,536
Worthington Industries	20,070	913,185
		10,523,002
Real Estate — 0.7%
Realogy Holdings	25,996	840,451

Telecommunication Services — 0.3%
CenturyLink	17,850	338,971

Utilities — 0.6%
AES	70,052	744,653

Total Common Stock
(Cost $95,268,926)		119,575,568

Total Investments — 99.2%
(Cost $95,268,926)		$119,575,568
Other Assets and Liabilities — 0.8%		954,370
Net Assets — 100.0%		$120,529,938

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

October 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK — 95.2%
Australia — 5.4%
Cabcharge Australia	127,057	$161,424
Caltex Australia	15,203	398,637
Fortescue Metals Group	90,136	320,093
Monadelphous Group	85,711	1,113,215
Myer Holdings	318,640	186,562
Qantas Airways	91,656	431,416
		2,611,347
Belgium — 1.1%
Ageas	11,112	539,045

Canada — 10.0%
BRP	19,000	638,586
Dominion Diamond *	45,600	648,954
Ensign Energy Services	64,600	332,489
Genworth MI Canada	14,570	452,764
Great Canadian Gaming *	600	14,259
Great-West Lifeco	13,311	370,409
IGM Financial	9,090	320,380
Labrador Iron Ore Royalty	22,204	359,367
Magna International	11,552	630,207
Metro, Cl A	23,716	746,537
TFI International	14,562	351,493
		4,865,445
Denmark — 4.0%
Novo Nordisk, Cl B	8,073	401,612
Pandora	4,261	402,205
Spar Nord Bank	30,514	388,097
Tryg	30,937	736,589
		1,928,503
Finland — 2.1%
Kesko, Cl B	8,972	458,278
Metso	509	18,505
Stora Enso, Cl R	1,392	21,776
UPM-Kymmene	17,062	512,766
		1,011,325
France — 9.1%
AXA	13,769	415,887
BNP Paribas	8,671	677,132
Casino Guichard Perrachon	6,972	398,229
CNP Assurances	24,513	570,365
Engie	17,688	298,962
Metropole Television	21,017	485,960
Natixis	80,560	631,733
Neopost	14,592	537,800
Solocal Group *	381,444	422,109
		4,438,177
Germany — 2.4%
E.ON	662	7,812
Freenet	16,508	551,593
Muenchener Rueckversicherungs	2,743	613,635
		1,173,040
Hong Kong — 6.4%
Hang Lung Properties	131,412	301,856
Li & Fung	386,048	194,474
Shandong Chenming Paper Holdings, Cl H	323,000	587,092
Shanghai Industrial Holdings	102,912	315,936
Shimao Property Holdings	304,000	636,727
Shougang Fushan Resources Group	2,812,000	605,553
Swire Pacific, Cl A	833	8,227
Television Broadcasts	1,968	7,442
Xinyi Glass Holdings	456,000	441,305
		3,098,612
Italy — 3.8%
Saras	164,160	438,280
Societa Cattolica di Assicurazioni SCRL	48,412	524,734
STMicroelectronics	37,333	879,314
		1,842,328
Japan — 21.9%
Aoyama Trading	300	11,081
Autobacs Seven	800	13,706
Brother Industries	15,200	366,147
Dai Nippon Printing	17,526	416,937
Denka	19,000	629,128
Duskin	15,200	414,406
Hokkoku Bank	11,400	518,341
Hosiden	41,800	716,487
ITOCHU	30,400	528,835
Mixi *	7,600	368,955
Nikkiso	34,200	318,825
Nippon Express	7,600	479,240
Nitto Boseki	15,200	508,650
NOF	19,000	544,743

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

October 31, 2017 (Unaudited) (Concluded)

Description	Shares	Value
NTT DOCOMO	19,370	$466,938
Sankyo	8,149	261,946
Sumitomo Bakelite	76,000	614,256
Suzuki Motor	7,600	412,735
Taisei	11,400	628,627
Toyo Kanetsu	19,000	717,690
Tsugami	38,000	362,939
UT Group *	64,600	1,314,669
Zeon	1,000	13,219
		10,628,500
Netherlands — 1.6%
Aegon	95,532	563,969
BinckBank	45,830	233,560
		797,529
New Zealand — 0.5%
SKY Network Television	145,283	248,542
Tower *	10,649	5,903
		254,445
Norway — 5.2%
DNB	31,319	603,911
Grieg Seafood	51,110	485,257
Salmar	34,982	1,043,721
Telenor	19,193	407,687
		2,540,576
Portugal — 2.0%
EDP - Energias de Portugal	130,852	466,871
Galp Energia SGPS	27,788	516,607
		983,478
Spain — 2.6%
Endesa	16,954	388,065
Gas Natural SDG	23,048	493,188
Mediaset Espana Comunicacion	33,158	360,440
		1,241,693
Sweden — 2.1%
JM	16,546	436,594
Peab	31,654	307,214
Telia	55,916	258,819
		1,002,627
Switzerland — 2.1%
Adecco Group	163	12,932
Swiss Re	5,065	476,470
Zurich Insurance Group	1,672	510,323
		999,725
United Kingdom — 12.9%
Carillion	97,634	59,001
Centamin	193,154	357,355
EI Group *	245,898	439,261
HSBC Holdings	51,546	502,706
Intermediate Capital Group	53,448	690,700
J Sainsbury	122,791	395,479
Kingfisher	85,663	355,654
Legal & General Group	84,676	300,273
Persimmon	19,532	726,876
Rio Tinto	10,342	487,411
Royal Mail	49,364	245,466
South32	258,514	675,529
Sports Direct International *	120,992	635,388
Vodafone Group	133,345	381,831
		6,252,930
Total Common Stock
(Cost $42,726,210)		46,209,325

Total Investments — 95.2%
(Cost $42,726,210)		$46,209,325
Other Assets and Liabilities — 4.8%		2,312,538
Net Assets — 100.0%		$48,521,863

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class

As of October 31, 2017, all of the Fund’s investments were considered level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

For the period ended October 31, 2017, there were transfers between Level 1 and Level 2 investments in securities. Securities with a value of $7,442 transferred from Level 2 to Level 1. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. There have been no transfers between Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK — 96.1%
Austria — 12.4%
Agrana Beteiligungs	13,832	$1,716,755
AMAG Austria Metall (A)	49,657	3,129,881
Erste Group Bank *	47,348	2,034,605
EVN	112,651	1,778,051
Lenzing	27,171	3,677,745
OMV	37,107	2,229,497
Raiffeisen Bank International *	51,072	1,779,382
UNIQA Insurance Group	126,483	1,297,420
Vienna Insurance Group Wiener Versicherung Gruppe	34,048	998,064
Voestalpine	37,639	2,070,960
		20,712,360
Brazil — 5.7%
AMBEV	233,064	1,487,597
Banco do Brasil *	178,538	1,887,276
Banco Santander Brasil	317,651	2,786,838
Cia Siderurgica Nacional *	409,521	1,060,326
Cosan Industria e Comercio	115,658	1,319,462
JBS	429,838	988,103
		9,529,602
Czech Republic — 8.2%
CEZ	83,550	1,831,883
Fortuna Entertainment Group *	254,828	1,712,037
Komercni Banka	46,615	2,003,918
Pegas Nonwovens	54,663	2,144,927
Philip Morris CR	3,059	2,263,452
Unipetrol	220,780	3,769,357
		13,725,574
Greece — 8.6%
Alpha Bank AE *	30,335	60,424
Athens Water Supply & Sewage	144,305	1,033,776
Bank of Greece	78,204	1,273,520
FF Group *	22,383	468,789
Hellenic Petroleum	165,851	1,464,391
Hellenic Telecommunications Organization	75,322	894,936
Holding ADMIE IPTO *	164,825	353,273
Intralot -Integrated Lottery Systems & Services *	538,251	670,870
JUMBO	64,171	1,031,544
Karelia Tobacco	5,502	1,935,519
Motor Oil Hellas Corinth Refineries	122,892	2,941,747
Mytilineos Holdings *	91,770	961,015
National Bank of Greece *	37,661	12,459
OPAP	74,359	833,256
Piraeus Bank *	854	2,457
Public Power *	164,825	357,113
		14,295,089
Italy — 5.8%
Atlantia	55,784	1,819,439
Enel	312,949	1,941,168
Eni	69,027	1,128,901
Intesa Sanpaolo	439,199	1,476,480
Saipem *	7,100	29,840
Telecom Italia *	1,225,775	1,063,743
UniCredit *	21,973	420,530
Unipol Gruppo	230,223	1,038,910
UnipolSai	336,417	766,508
		9,685,519
Norway — 6.6%
Aker Solutions *	208,882	1,146,191
DNB	62,164	1,198,682
Gjensidige Forsikring	47,627	896,213
Norsk Hydro	192,591	1,488,996
Petroleum Geo-Services *	278,803	456,366
Statoil	47,119	954,148
Storebrand	205,887	1,763,198
Telenor	48,184	1,023,497
TGS Nopec Geophysical	49,754	1,142,125
Yara International	20,230	960,479
		11,029,895
Poland — 9.0%
Alior Bank *	28,619	568,692
Asseco Poland	35,407	463,994
Bank Millennium *	314,317	689,089
Bank Pekao	12,967	423,571
Bank Zachodni WBK	6,554	657,750
CCC	12,138	910,196
Cyfrowy Polsat	90,641	631,507
Energa	83,939	291,715
Eurocash	67,343	681,025
Grupa Azoty	25,804	517,505
Grupa Lotos	77,171	1,399,909
ING Bank Slaski *	16,016	871,212

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2017 (Unaudited) (Continued)

Description	Shares	Value
KGHM Polska Miedz	18,810	$635,363
LLP SA *	307	723,134
Lubelski Wegiel Bogdanka	24,896	504,288
mBank *	4,705	595,178
Orange Polska *	219,334	338,044
PGE Polska Grupa Energetyczna *	100,295	359,579
Polski Koncern Naftowy ORLEN	35,264	1,246,851
Polskie Gornictwo Naftowe i Gazownictwo	410,220	753,959
Powszechna Kasa Oszczednosci Bank Polski *	67,706	720,781
Powszechny Zaklad Ubezpieczen	48,849	630,483
Tauron Polska Energia *	474,012	458,392
		15,072,217
Portugal — 10.2%
Altri SGPS	67,991	434,408
Banco BPI, Cl G *	189,817	256,486
Banco Comercial Portugues, Cl R *	66,433	19,849
Banco Espirito Santo *(B) (C)	318,087	—
BANIF - Banco Internacional do Funchal *(B) (C)	60,980,850	—
CIMPOR Cimentos de Portugal SGPS *(B) (C)	450,116	183,511
Corticeira Amorim SGPS	431,053	6,010,279
CTT-Correios de Portugal	27,022	159,145
EDP - Energias de Portugal	430,422	1,535,717
Galp Energia SGPS	120,688	2,243,710
Jeronimo Martins SGPS	39,686	721,160
Mota-Engil SGPS	78,472	315,175
Navigator	64,701	330,032
NOS SGPS	40,040	239,919
Pharol SGPS *	781,969	388,033
REN - Redes Energeticas Nacionais SGPS	98,756	313,703
Semapa-Sociedade de Investimento e Gestao	115,577	2,310,921
Sonae	932,330	1,116,433
Teixeira Duarte	1,131,963	417,986
		16,996,467
Russia — 9.4%
Alrosa PJSC	1,615,152	2,076,939
Gazprom Neft PJSC	428,260	1,794,181
Gazprom PJSC	477,071	1,027,073
Rosneft PJSC	253,232	1,380,045
Sberbank of Russia PJSC	735,623	2,437,821
Severstal PJSC	212,268	3,260,608
Unipro PJSC	28,674,268	1,257,686
Uralkali *	377,853	841,899
VTB Bank PJSC	1,652,766,794	1,695,725
		15,771,977
Singapore — 5.9%
CapitaLand	372,400	1,002,647
City Developments	119,700	1,136,320
ComfortDelGro	505,400	748,960
Golden Agri-Resources	3,843,700	1,113,830
Jardine Cycle & Carriage	26,600	768,670
Oversea-Chinese Banking	133,000	1,161,104
SATS	266,000	917,174
Sembcorp Industries	438,900	1,062,556
Singapore Airlines	133,000	1,002,061
United Overseas Bank	53,200	960,886
		9,874,208
Spain — 8.1%
Acciona	17,061	1,413,204
Banco Bilbao Vizcaya Argentaria	137,969	1,207,438
Banco Santander	191,661	1,300,021
CaixaBank	275,752	1,290,620
Enagas	45,246	1,303,389
Endesa	53,478	1,224,074
Ferrovial	60,789	1,320,607
Gas Natural SDG	66,399	1,420,825
Iberdrola	203,925	1,648,066
Mapfre	422,989	1,384,046
		13,512,290
Turkey — 6.2%
Akbank Turk	372,267	982,297
Eregli Demir ve Celik Fabrikalari	561,260	1,316,765
Haci Omer Sabanci Holding	333,165	925,665
KOC Holding	214,263	957,916
Petkim Petrokimya Holding	733,761	1,284,331
Turkiye Halk Bankasi	298,984	871,681
Turkiye Is Bankasi, Cl C	509,789	959,495
Turkiye Sise ve Cam Fabrikalari	871,752	1,022,603
Turkiye Vakiflar Bankasi TAO, Cl D	584,269	974,924
Yapi ve Kredi Bankasi *	827,526	1,003,445
		10,299,122
Total Common Stock
(Cost $149,399,704)		160,504,320

PREFERRED STOCK — 3.2%
Brazil — 3.2%
Banco Bradesco*	191,425	2,034,033
Cia Energetica de Minas Gerais	291,028	688,581
Telefonica Brasil	89,717	1,384,439
Vale*	137,123	1,256,252
Total Preferred Stock
(Cost $5,932,759)		5,363,305

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2017 (Unaudited) (Concluded)

Description	Number of Rights	Value
RIGHTS — 0.0%
Brazil — 0.0%
Cia Energetica de Minas Gerais* Expires 12/04/17	46,237	$16,537

Spain — 0.0%
Banco Santander* (D)	191,661	9,153
Ferrovial* (D)	60,789	29,245
		38,398
Total Rights
(Cost $—)		54,935

Total Investments — 99.3%
(Cost $155,332,463)		$165,922,560
Other Assets and Liabilities — 0.7%		1,136,304
Net Assets — 100.0%		$167,058,864

Percentages based on Net Assets.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at October 31, 2017 was $3,129,881 and represents 1.9% of Net Assets.

(B)	Securities considered illiquid. The total value of such securities as of October 31, 2017 was $183,511 and represented 0.1% of Net Assets. See Note 2 in Notes to Financial Statements.
(C)

Level 3 security in accordance with fair value hierarchy. Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2017, was $183,511 and represents 0.1% of Net Assets.

(D)	Expiration date unavailable.

Cl — Class

PJSC — Private Joint Stock Company

The following is a list of the inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$160,320,809	$—	$183,511	$160,504,320
Preferred Stock	5,363,305	—	—	5,363,305
Rights	54,935	—	—	54,935
Total Investments in Securities	$165,739,049	$—	$183,511	$165,922,560

(1)

Included in Level 3 are two securities with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers into Level 3 due to changes in the availability of observable inputs to determine fair value. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF

October 31, 2017 (Unaudited)

Description	Shares	Value
EXCHANGE TRADED FUNDS — 99.5%
Cambria Emerging Shareholder Yield ETF‡	271,722	$8,991,172
Cambria Foreign Shareholder Yield ETF‡	180,880	4,656,394
Cambria Global Value ETF‡	359,509	9,034,461
iShares Global Financials ETF	74,347	5,035,522
iShares Global Infrastructure ETF	86,496	3,939,028
iShares Global Materials ETF	81,110	5,481,414
iShares Global Tech ETF	35,912	5,494,177
iShares Global Utilities ETF	84,741	4,416,701
iShares Micro-Capital ETF	44,628	4,201,280
iShares Mortgage Real Estate Capped ETF	95,922	4,359,655
PowerShares DB Base Metals Fund	326,309	6,147,661
Vanguard FTSE All World ex-US Small-Capital ETF	38,610	4,503,084
Vanguard FTSE Developed Markets ETF	103,406	4,568,477
Vanguard FTSE Emerging Markets ETF	144,663	6,456,310
WisdomTree Emerging Markets SmallCap Dividend Fund	98,915	4,878,488

Total Exchange Traded Funds
(Cost $73,722,845)		82,163,824

Total Investments — 99.5%
(Cost $73,722,845)		$82,163,824
Other Assets and Liabilities — 0.5%		432,514
Net Assets — 100.0%		$82,596,338

Percentages based on Net Assets.

‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2017 are as follows:

Value of Shares Held as of 04/30/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)
Cambria Emerging Shareholder Yield ETF
$3,867,209	$4,764,868	$—	$359,095
Cambria Foreign Shareholder Yield ETF
$3,129,618	$1,113,353	$—	$413,423
Cambria Global Value ETF
$3,566,743	$5,102,817	$—	$364,901
Cambria Shareholder Yield ETF
$3,003,050	$682,939	$(3,710,219)	$(94,930)
Totals
$13,566,620	$11,663,977	$(3,710,219)	$1,042,489

Realized Gain (Loss)	Value of Shares Held as of 10/31/2017	Dividend Income
Cambria Emerging Shareholder Yield ETF
$—	$8,991,172	$155,568
Cambria Foreign Shareholder Yield ETF
$—	$4,656,394	$90,398
Cambria Global Value ETF
$—	$9,034,461	$87,774
Cambria Shareholder Yield ETF
$119,160	$—	$12,232
Totals
$119,160	$22,682,027	$345,972

ETF — Exchanged Traded Fund

FTSE — Financial Times Stock Exchange

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF

October 31, 2017 (Unaudited)

Description	Shares	Value
EXCHANGE TRADED FUNDS — 99.5%
Cambria Emerging Shareholder Yield ETF‡	168,175	$5,564,843
Cambria Foreign Shareholder Yield ETF‡	39,627	1,020,118
Cambria Global Value ETF‡	87,111	2,189,099
Cambria Shareholder Yield ETF‡	43,586	1,568,660
Cambria Sovereign High Yield Bond ETF‡	61,356	1,674,970
iShares 20+ Year Treasury Bond ETF	7,622	948,634
iShares 7-10 Year Treasury Bond ETF	13,135	1,394,412
iShares Edge MSCI USA Momentum Factor ETF	27,047	2,718,223
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,618	1,407,405
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio	169,388	2,957,514
SPDR Bloomberg Barclays High Yield Bond ETF	23,680	881,843
SPDR Bloomberg Barclays International Corporate Bond ETF	28,426	979,276
SPDR Bloomberg Barclays TIPS ETF	24,642	1,392,766
SPDR Citi International Government Inflation-Protected Bond ETF	25,353	1,425,853
VanEck Vectors Emerging Markets High Yield Bond ETF	75,702	1,883,466
VanEck Vectors International High Yield Bond ETF	35,853	922,139
Vanguard Emerging Markets Government Bond ETF	27,536	2,229,315
Vanguard FTSE All World ex-US Small-Capital ETF	9,435	1,100,404
Vanguard FTSE Developed Markets ETF	46,768	2,066,210
Vanguard Global ex-U.S. Real Estate ETF	24,716	1,474,557
Vanguard Mid-Capital ETF	14,985	2,234,713
Vanguard REIT ETF	17,279	1,420,334
Vanguard Short-Term Bond ETF	11,507	916,993
Vanguard Short-Term Corporate Bond ETF	11,544	923,982
Vanguard Total Bond Market ETF	44,963	3,676,624
Vanguard Total International Bond ETF	43,808	2,404,183
Vanguard Total Stock Market ETF	17,501	2,315,907

Total Exchange Traded Funds
(Cost $46,409,467)		49,692,443

Total Investments — 99.5%
(Cost $46,409,467)		$49,692,443
Other Assets and Liabilities — 0.5%		237,153
Net Assets — 100.0%		$49,929,596

Percentages based on Net Assets.

‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2017 are as follows:

Value of Shares Held as of 04/30/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)
Cambria Emerging Shareholder Yield ETF
$3,950,496	$1,181,887	$—	$432,460
Cambria Foreign Shareholder Yield ETF
$719,637	$213,903	$—	$86,578
Cambria Global Value ETF
$1,558,127	$465,150	$—	$165,822
Cambria Shareholder Yield ETF
$1,161,508	$330,973	$—	$76,179
Cambria Sovereign Bond ETF
$1,324,935	$374,027	$—	$(23,992)
Totals
$8,714,703	$2,565,940	$—	$737,047

Realized Gain (Loss)	Value of Shares Held as of 10/31/2017	Dividend Income
Cambria Emerging Shareholder Yield ETF
$—	$5,564,843	$118,621
Cambria Foreign Shareholder Yield ETF
$—	$1,020,118	$19,545
Cambria Global Value ETF
$—	$2,189,099	$30,442
Cambria Shareholder Yield ETF
$—	$1,568,660	$11,205
Cambria Sovereign Bond ETF
$—	$1,674,970	$55,130
Totals
$—	$12,017,690	$234,943

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF

October 31, 2017 (Unaudited) (Concluded)

ETF — Exchanged Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

TIPS — Treasury Inflation Protected Security

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

October 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK — 97.2%
Consumer Discretionary — 16.2%
Aaron's	1,656	$60,941
Adtalem Global Education	2,054	75,895
Best Buy	1,512	84,642
Caesars Entertainment*	5,121	66,317
Career Education*	10,919	116,615
Conn's*	3,729	114,666
Crocs*	9,601	97,930
Eldorado Resorts*	4,206	108,095
Guess?	5,230	84,778
ILG	3,393	100,670
K12*	4,760	77,207
KB Home	2,845	78,039
Lumber Liquidators Holdings*	2,863	88,123
MDC Holdings	1,832	67,857
Movado Group	3,223	89,277
Office Depot	11,385	35,294
Penn National Gaming*	3,415	89,097
Scientific Games, Cl A*	2,392	113,860
Taylor Morrison Home, Cl A*	2,708	65,398
		1,614,701
Consumer Staples — 3.0%
Central Garden & Pet, Cl A*	2,951	108,922
Sanderson Farms	562	84,058
Universal	1,848	105,983
		298,963
Energy — 2.2%
Delek US Holdings	2,479	64,578
Renewable Energy Group*	5,100	61,710
SandRidge Energy*	4,931	92,555
		218,843
Financials — 26.9%
American Equity Investment Life Holding	3,743	110,456
American Financial Group	1,320	139,247
American National Insurance	539	65,612
B. Riley Financial	5,365	89,327
Bancorp*	10,975	92,300
Bank of America	3,735	102,302
Cincinnati Financial	903	63,364
Citizens Financial Group	2,503	95,139
CNA Financial	2,001	108,314
Employers Holdings	1,727	82,378
Encore Capital Group*	1,566	72,741
Enova International*	4,443	65,979
Fairfax Financial Holdings	95	50,100
Fidelity & Guaranty Life	2,062	64,128
First American Financial	1,858	101,112
Green Dot, Cl A*	2,118	119,920
Health Insurance Innovations, Cl A*	3,622	77,873
Lincoln National	992	75,174
Old Republic International	5,888	119,468
Principal Financial Group	1,392	91,663
Progressive	3,056	148,674
Regions Financial	4,578	70,867
Reinsurance Group of America, Cl A	992	148,185
Selective Insurance Group	3,000	178,799
State National	3,886	81,684
Walker & Dunlop*	1,348	73,992
World Acceptance*	1,006	88,025
WR Berkley	1,696	116,312
		2,693,135
Health Care — 6.5%
Anthem	334	69,876
Centene*	973	91,141
Cigna	495	97,623
Humana	382	97,544
Lantheus Holdings*	11,114	221,169
WellCare Health Plans*	347	68,616
		645,969
Industrials — 17.4%
ArcBest	2,768	90,237
Boeing	357	92,099
Brink's	3,288	250,216
Chart Industries*	3,095	134,632
Greenbrier	1,559	81,380
Heritage-Crystal Clean*	4,174	81,602
Insteel Industries	2,203	56,287
Kimball International, Cl B	4,276	81,971
Korn	2,307	96,502
ManpowerGroup	767	94,556
MRC Global*	3,919	67,211
MYR Group*	3,300	105,237
Owens Corning	1,179	97,491
Rush Enterprises, Cl A*	1,809	91,861
Tutor Perini*	4,631	130,594

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

October 31, 2017 (Unaudited) (Concluded)

Description	Shares	Value
Wabash National	4,323	$97,268
Werner Enterprises	2,526	90,052
		1,739,196
Information Technology — 14.0%
Advanced Energy Industries*	3,744	317,191
Benchmark Electronics*	2,741	84,834
Comtech Telecommunications	4,278	92,020
HP	4,590	98,914
II-VI*	2,273	102,740
InterDigital	1,025	75,184
Jabil	2,118	59,897
KEMET*	5,056	129,888
Kimball Electronics*	3,610	79,420
MoneyGram International*	5,550	86,303
Sanmina*	3,355	109,792
Ultra Clean Holdings*	3,142	80,184
Xerox	2,686	81,413
		1,397,780
Materials — 7.7%
Alcoa	2,246	107,314
Century Aluminum*	7,097	99,358
Huntsman	2,476	79,282
Intrepid Potash*	21,310	85,666
Louisiana-Pacific*	3,195	86,840
Schnitzer Steel Industries, Cl A	3,223	94,917
Trinseo	1,349	95,779
Tronox, Cl A	4,620	122,291
		771,447
Telecommunication Services — 2.8%
Boingo Wireless*	11,992	280,373

Utilities — 0.5%
Spark Energy, Cl A	3,337	46,718

Total Common Stock
(Cost $8,124,733)		9,707,125

Total Investments — 97.2%
(Cost $8,124,733)		$9,707,125
Other Assets and Liabilities — 2.8%		283,815
Net Assets — 100.0%		$9,990,940

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class

The open futures contracts held by the Fund at October 31, 2017, is as follows:

A summary of the open futures contracts held by the Fund at October 31, 2017, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Index EMINI	(40)	Dec-2017	$(5,000,418)	$(5,145,400)	$(144,982)

For the period ended October 31, 2017, the monthly average notional value of the short equity futures contracts held was $(4,605,583) and the ending notional value of short equity futures contracts held was $(5,145,400).

As of October 31, 2017, all of the Fund’s investments in securities and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

October 31, 2017 (Unaudited)

Description	Face Amount(1)	Value
SOVEREIGN DEBT — 89.0%
Argentina — 4.7%
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS 3,346,092	$193,449
16.000%, 10/17/23	ARS 3,317,616	188,973
15.500%, 10/17/26	ARS 3,178,467	187,472
		569,894
Australia — 3.9%
Queensland Treasury
5.750%, 07/22/24	AUD 261,000	236,729
4.750%, 07/21/25 (A)	AUD 279,000	241,203
		477,932
Brazil — 8.0%
Brazilian Government International Bond
8.500%, 01/05/24	BRL 3,150,000	977,268

China — 5.3%
China Government Bond
3.160%, 06/27/23	CNY 4,500,000	652,708

Colombia — 4.7%
Colombian TES
11.000%, 07/24/20	COP 513,000,000	191,229
7.500%, 08/26/26	COP 562,500,000	195,417
7.000%, 05/04/22	COP 567,000,000	193,824
		580,470
Greece — 7.3%
Hellenic Republic Government Bond
4.750%, 04/17/19 (A)	EUR 144,000	171,616
3.650%, 02/24/23 (B)	EUR 104,652	115,499
3.650%, 02/24/24 (B)	EUR 561,762	608,098
		895,213
Hungary — 4.8%
Hungary Government Bond
6.000%, 11/24/23	HUF 59,670,000	282,042
5.500%, 06/24/25	HUF 60,930,000	281,766
3.000%, 06/26/24	HUF 7,380,000	29,689
		593,497
Indonesia — 2.8%
Indonesia Government International Bond
8.375%, 03/15/24	IDR 2,124,000,000	169,628
7.000%, 05/15/27	IDR 2,286,000,000	171,334
		340,962
Malaysia — 4.5%
Malaysia Government Bond
4.498%, 04/15/30	MYR 1,279,000	304,845
4.392%, 04/15/26	MYR 90,000	21,697
4.181%, 07/15/24	MYR 826,000	197,323
Malaysia Government Investment Issue
4.070%, 09/30/26	MYR 90,000	20,982
		544,847
Mexico — 4.2%
Mexican Bonos
10.000%, 12/05/24	MXN 2,272,500	137,472
8.500%, 05/31/29	MXN 5,647,500	321,380
7.500%, 06/03/27	MXN 1,071,900	56,712
		515,564
New Zealand — 2.4%
New Zealand Government Bond
4.500%, 04/15/27	NZD 387,000	298,809

Philippines — 4.0%
Philippine Government Bond
8.000%, 07/19/31	PHP 19,520,742	487,215

Poland — 4.9%
Poland Government Bond
5.750%, 04/25/29	PLN 1,278,000	431,260
Republic of Poland Government Bond
3.250%, 07/25/25	PLN 297,000	81,554
2.500%, 07/25/26	PLN 324,000	83,173
		595,987
Portugal — 5.9%
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/27 (A)	EUR 260,544	356,412
3.875%, 02/15/30 (A)	EUR 272,838	360,463
		716,875
Romania — 4.4%
Romania Government Bond
5.850%, 04/26/23	RON 630,000	176,966
5.800%, 07/26/27	RON 630,000	177,463
4.750%, 02/24/25	RON 675,000	178,040
		532,469
Russia — 7.8%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB 34,875,000	602,143
7.600%, 07/20/22	RUB 11,214,000	194,097
7.000%, 01/25/23	RUB 9,072,000	153,110
		949,350
South Africa — 5.6%
Republic of South Africa Government Bond
8.250%, 03/31/32	ZAR 1,909,917	118,677

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

October 31, 2017 (Unaudited) (Concluded)

Description	Face Amount(1)		Value
8.000%, 01/31/30	ZAR	7,159,167	$447,949
7.000%, 02/28/31	ZAR	2,142,468	120,952
			687,578
Thailand — 3.8%
Thailand Government Bond
3.625%, 06/16/23	THB	14,307,000	469,068

Total Sovereign Debt
(Cost $10,692,985)			10,885,706

Total Investments — 89.0%
(Cost $10,692,985)			$10,885,706
Other Assets and Liabilities — 11.0%			1,340,983
Net Assets — 100.0%			$12,226,689

Percentages based on Net Assets.

(1)	In U.S. dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at October 31, 2017 was $1,129,694 and represents 9.2% of Net Assets.

(B)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on October 31, 2017. The coupon on a step bond changes on a specified date.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

ZAR — South African Rand

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

October 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK — 94.2%
Brazil — 9.7%
Ez Tec Empreendimentos e Participacoes	31,200	$205,819
Magazine Luiza	87,400	1,704,558
SLC Agricola	26,000	175,410
		2,085,787
China — 1.6%
China Petroleum & Chemical ADR	2,171	159,872
CNOOC ADR	1,261	172,379
		332,251
Colombia — 0.8%
Banco de Bogota	7,943	167,631

Czech Republic — 1.1%
O2 Czech Republic	19,123	232,906

Greece — 2.8%
Aegean Airlines	21,333	194,076
Hellenic Petroleum	17,563	155,074
Motor Oil Hellas Corinth Refineries	10,868	260,154
		609,304
Hong Kong — 12.7%
China Lilang	260,000	202,297
CPMC Holdings	364,000	305,145
Fantasia Holdings Group	546,000	77,686
Greatview Aseptic Packaging	247,000	154,506
Greenland Hong Kong Holdings	455,000	218,128
Guangzhou R&F Properties	114,400	243,715
Guolian Securities, Cl H	292,500	143,224
Industrial & Commercial Bank of China, Cl H	234,000	185,667
Red Star Macalline Group, Cl H (A)	156,000	186,367
Sino-Ocean Group Holding	325,000	212,045
Sinopec Shanghai Petrochemical ADR	3,289	198,985
Tianneng Power International	234,000	225,560
Weiqiao Textile, Cl H	99,000	51,648
Xingda International Holdings	390,000	148,973
Zoomlion Heavy Industry Science and Technology	338,000	163,771
		2,717,717
Hungary — 2.5%
MOL Hungarian Oil & Gas	20,904	250,323
OTP Bank	6,916	278,908
		529,231
India — 6.2%
Chennai Petroleum	35,817	259,236
Hindustan Petroleum	16,887	116,580
Hindustan Zinc	55,016	267,770
Indian Oil	41,706	267,539
Rural Electrification	86,320	230,822
Sonata Software	65,248	181,778
		1,323,725
Mexico — 0.6%
Rassini, Cl A	70,200	131,453

Poland — 2.5%
Budimex	3,588	183,838
Polski Koncern Naftowy ORLEN	9,698	342,899
		526,737
Russia — 5.6%
Center for Cargo Container Traffic TransContainer PJSC	3,315	255,087
Gazprom PJSC ADR	36,725	157,367
LUKOIL PJSC ADR	3,718	197,166
M.Video PJSC *	34,073	246,400
Rosneft PJSC GDR	18,784	102,936
Tatneft PJSC ADR	5,330	236,119
		1,195,075
South Africa — 10.2%
Assore	11,986	262,147
Barclays Africa Group	12,779	126,662
BHP Billiton	11,726	211,709
Coronation Fund Managers	34,307	173,127
Exxaro Resources	10,088	102,573
FirstRand	49,478	179,347
Imperial Holdings	15,379	220,405
Kumba Iron Ore	12,844	247,092
Liberty Holdings	18,239	143,242
Sanlam	36,972	184,876
Standard Bank Group	17,823	206,735
Telkom SOC	35,412	132,644
		2,190,559
South Korea — 10.9%
Dongbu Insurance	216	13,592
GS Holdings	3,809	225,069

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

October 31, 2017 (Unaudited) (Concluded)

Description	Shares	Value
Hana Financial Group	7,852	$336,058
Hyundai Marine & Fire Insurance	6,292	254,691
Korea Electric Power ADR	6,175	108,804
LS	3,250	229,169
Meritz Fire & Marine Insurance	8,970	205,765
POSCO ADR	3,445	251,416
Samsung Electronics	130	319,561
S-Oil	1,014	116,302
Woori Bank	18,824	275,551
		2,335,978
Taiwan — 19.9%
Actron Technology	39,000	143,537
Asustek Computer	13,000	112,502
Aten International	65,000	166,382
Chang Wah Electromaterials	39,000	182,331
Chaun-Choung Technology	26,000	86,639
Chicony Electronics	65,380	163,669
Chilisin Electronics	65,000	221,986
Chin-Poon Industrial	78,000	162,675
Chunghwa Telecom ADR	4,212	143,292
CyberPower Systems	39,000	148,709
Elite Advanced Laser	46,800	190,089
Elite Material	52,000	206,900
Hon Hai Precision Industry	52,000	193,107
Micro-Star International	52,000	126,726
MPI	52,000	125,692
Nishoku Technology	26,000	61,984
Pegatron	52,000	134,485
Phison Electronics	26,000	309,056
Powertech Technology	65,000	203,236
Simplo Technology	32,800	188,690
Sitronix Technology	52,000	147,244
Syncmold Enterprise	13,000	30,130
Thinking Electronic Industrial	52,000	158,106
Topco Scientific	52,000	131,037
Tripod Technology	78,000	287,074
Vivotek	65,000	228,452
		4,253,730
Thailand — 2.9%
PTT Exploration & Production	68,653	178,246
PTT Global Chemical	88,400	212,884
Thai Oil	75,400	231,511
		622,641
Turkey — 4.2%
Aksa Akrilik Kimya Sanayii	39,949	140,586
Aygaz	40,170	170,589
Kordsa Teknik Tekstil	73,242	140,169
Tekfen Holding	38,636	130,465
Tupras Turkiye Petrol Rafinerileri	6,084	218,915
Vestel Beyaz Esya Sanayi ve Ticaret	35,399	97,233
		897,957
Total Common Stock
(Cost $17,649,333)		20,152,682

Total Investments — 94.2%
(Cost $17,649,333)		$20,152,682
Other Assets and Liabilities — 5.8%		1,248,335
Net Assets — 100.0%		$21,401,017

Percentages based on Net Assets.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at October 31, 2017 was $186,367 and represents 0.9% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Private Joint Stock Company

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Common Stock
Beginning Balance as of April 30, 2017	$59,184
Transfers out of Level 3	(59,184)
Ending Balance as of October 31, 2017	$—

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers out of Level 3 due to changes in the availability of observable inputs to determine fair value. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF

October 31, 2017 (Unaudited)

Description	Face Amount/Contracts	Value
U.S. TREASURY OBLIGATION — 95.3%
U.S. Treasury Note
2.250%, 02/15/27 (A)	$14,461,200	$14,321,672

Total U.S. Treasury Obligations
(Cost $14,455,151)		14,321,672

Total Investments — 95.3%
(Cost $14,455,151)		$14,321,672
Other Assets and Liabilities — 4.7%		704,064
Net Assets — 100.0%		$15,025,736

PURCHASED OPTIONS — 3.7%(B)‡
Total Purchased Options
(Cost $1,007,395)	220	$553,700

Percentages based on Net Assets.

‡	For the period ended October 31, 2017, the average notional value of equity purchased options held was $356,557 and the ending notional value of equity purchased options held was $553,700.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Refer to table below for details on Options Contracts.

A list of the exchange traded option contracts held by the Fund at October 31, 2017, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 3.69%
Put Options
SPX, Expires 12/15/2017, Strike Price $2,125	9	$2,317,734	$1,035
SPX, Expires 12/15/2017, Strike Price $2,150	11	2,832,786	1,485
SPX, Expires 03/16/2018, Strike Price $2,125	27	6,953,202	23,625
SPX, Expires 03/16/2018, Strike Price $2,150	31	7,983,306	29,915
SPX, Expires 06/15/2018, Strike Price $2,125	18	4,635,468	36,270
SPX, Expires 06/15/2018, Strike Price $2,150	18	4,635,468	39,420
SPX, Expires 06/15/2018, Strike Price $2,200	18	4,635,468	46,350
SPX, Expires 06/15/2018, Strike Price $2,225	44	11,331,144	122,980
SPX, Expires 09/21/2018, Strike Price $2,300	26	6,695,676	141,830
SPX, Expires 12/21/2018, Strike Price $2,250	18	4,635,468	110,790
Total Purchased Options			$553,700

The following is a list of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$14,321,672	$—	$14,321,672
Total Investments in Securities	$—	$14,321,672	$—	$14,321,672

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$553,700	$—	$—	$553,700
Total Other Financial Instruments	$553,700	$—	$—	$553,700

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

October 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK — 97.8%
Consumer Discretionary — 5.7%
Genuine Parts	24,165	$2,132,078
McDonald's	14,747	2,461,422
Starbucks	41,044	2,250,853
		6,844,353
Consumer Staples — 15.3%
Altria Group	35,254	2,264,012
Diageo ADR	17,423	2,387,126
Hershey	21,046	2,234,664
Kimberly-Clark	19,434	2,186,519
PepsiCo	20,440	2,253,101
Procter & Gamble	24,999	2,158,414
Sysco	41,954	2,333,481
Wal-Mart Stores	28,663	2,502,567
		18,319,884
Energy — 7.6%
Chevron	19,424	2,251,047
ExxonMobil	27,971	2,331,383
Magellan Midstream Partners(A)	32,040	2,201,469
Occidental Petroleum	35,091	2,265,826
		9,049,725
Financials — 13.8%
Aflac	27,266	2,287,345
CME Group, Cl A	16,977	2,328,735
Eaton Vance	46,474	2,345,543
FactSet Research Systems	12,684	2,408,311
JPMorgan Chase	23,971	2,411,722
US Bancorp	42,067	2,287,603
Wells Fargo	41,892	2,351,817
		16,421,076
Health Care — 11.4%
Abbott Laboratories	43,848	2,377,877
Amgen	12,346	2,163,266
Eli Lilly	26,950	2,208,283

Description	Shares/Contracts	Value
Johnson & Johnson	17,504	$2,440,232
Merck	35,196	1,938,948
UnitedHealth Group	11,749	2,469,875
		13,598,481
Industrials — 17.7%
3M	10,869	2,501,935
Cummins	13,533	2,393,717
Emerson Electric	35,971	2,318,691
General Dynamics	10,995	2,231,765
Illinois Tool Works	15,412	2,412,286
Lockheed Martin	7,355	2,266,517
Norfolk Southern	17,293	2,272,646
United Technologies	19,471	2,331,847
Waste Management	29,072	2,388,846
		21,118,250
Information Technology — 18.6%
Accenture, Cl A	16,674	2,373,711
Apple	14,728	2,489,621
Broadridge Financial Solutions	28,047	2,409,798
Cisco Systems	67,843	2,316,838
Harris	17,421	2,427,094
Intel	60,845	2,767,839
Microsoft	30,882	2,568,765
Oracle	47,228	2,403,905
Paychex	37,735	2,407,116
		22,164,687
Materials — 2.0%
Air Products & Chemicals	15,066	2,401,972

Telecommunication Services — 1.6%
AT&T	58,662	1,973,976

Utilities — 4.1%
NextEra Energy	15,531	2,408,392
Southern	46,756	2,440,663
		4,849,055
Total Common Stock
(Cost $109,271,030)		116,741,459

Total Investments — 97.8%
(Cost $109,271,030)		$116,741,459
Other Assets and Liabilities — 2.2%		2,618,358
Net Assets — 100.0%		$119,359,817

PURCHASED OPTIONS — 1.8%(B) ‡
Total Purchased Options
(Cost $4,924,322)	7,284	$2,106,342

WRITTEN OPTION — (1.1)%(B) ‡‡
Total Written Option
(Cost $(560,631))	(300)	$(1,237,500)

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

October 31, 2017 (Unaudited) (Concluded)

Percentages based on Net Assets.

‡

For the period ended October 31, 2017, the average notional value of equity purchased options held was $3,073,004 and the ending notional value of equity purchased options held was $2,106,342. For the period ended

‡‡

For the period ended October 31, 2017, the average notional value of equity written options held was $(934,435) and the ending notional value of equity purchased options held was $(1,237,500). For the period ended

(A)	Securities considered Master Limited Partnership. At October 31, 2017, these securities amounted to $2,201,468 or 1.8% of Net Assets.
(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

Cl — Class

A list of the exchange traded option contracts held by the Fund at October 31, 2017, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 1.8%
Put Options
SPY, Put Option, Expires 11/18/2017, Strike Price $240	2000	$51,430,000	$31,000
SPY, Put Option, Expires 12/15/2017, Strike Price $250	1500	38,572,500	228,750
SPY, Put Option, Expires 12/21/2018, Strike Price $215	3784	97,305,560	1,846,592
Total Purchased Options			$2,106,342

WRITTEN OPTION — (1.1)%
Call Options
SPX, Call Option, Expires 12/15/2017, Strike Price $2,555	(300)	(77,257,800)	$(1,237,500)
Total Written Options			$(1,237,500)

The following is a list of the inputs used as of October 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$116,741,459	$—	$—	$116,741,459
Total Investments in Securities	$116,741,459	$—	$—	$116,741,459

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2,106,342	$—	$—	$2,106,342
Written Option	(1,237,500)	—	—	(1,237,500)
Total Other Financial Instruments	$868,842	$—	$—	$868,842

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2017 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF	Cambria Global Asset Allocation ETF
Assets:
Investments at Fair Value	$119,575,568	$46,209,325	$165,922,560	$59,481,797	$37,674,753
Affiliated Investments at Value	—	—	—	22,682,027	12,017,690
Foreign Currency at Value	—	61,893	733,398	—	—
Cash and Cash Equivalents	931,987	2,031,809	273,972	473,228	230,661
Dividends Receivable, Net	64,099	76,259	87,122	—	—
Receivable for Capital Shares Sold	—	—	—	—	1,349,448
Reclaims Receivable	19,088	166,836	188,175	—	—
Total Assets	120,590,742	48,546,122	167,205,227	82,637,052	51,272,552

Liabilities:
Payable for Investment Securities Purchased	—	—	—	—	1,342,956
Payable Due to Investment Adviser	60,804	24,259	83,885	40,714	—
Custodian Fees Payable	—	—	62,478	—	—
Total Liabilities	60,804	24,259	146,363	40,714	1,342,956

Net Assets	$120,529,938	$48,521,863	$167,058,864	$82,596,338	$49,929,596

Net Assets Consist of:
Paid-in Capital	$94,394,037	$48,144,731	$157,303,292	$77,067,787	$47,173,910
Undistributed (Distributions in Excess of) Net Investment Income	76,656	(1,527)	145,016	(45,208)	51,614
Accumulated Net Realized Gain (Loss) on Unaffiliated Investments and Affiliated Investments	1,752,736	(3,100,964)	(972,950)	(2,867,220)	(578,904)
Net Unrealized Appreciation on Unaffiliated Investments and Affiliated Investments	24,306,642	3,483,115	10,590,097	8,440,979	3,282,976
Net Unrealized Depreciation on Foreign Currency Transactions	(133)	(3,492)	(6,591)	—	—
Net Assets	$120,529,938	$48,521,863	$167,058,864	$82,596,338	$49,929,596

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,350,000	1,900,010	6,650,010	3,100,001	1,850,001
Net Asset Value, Offering and Redemption Price Per Share	$35.98	$25.54	$25.12	$26.64	$26.99

Investments at Cost	$95,268,926	$42,726,210	$155,332,463	$53,129,849	$35,894,551
Affiliated Investments at Cost	—	—	—	20,592,996	10,514,916
Cost of Foreign Currency	—	62,305	741,390	—	—

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2017 (Unaudited)

	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF	Cambria Tail Risk ETF	Cambria Core Equity ETF
Assets:
Investments at Fair Value	$9,707,125	$10,885,706	$20,152,682	$14,321,672	$116,741,459
Purchased Options at Value	—	—	—	553,700	2,106,342
Foreign Currency at Value	—	1,935	363,064	—	—
Cash and Cash Equivalents	—	1,145,789	903,034	88,220	1,332,300
Cash at Broker	1,180,000	—	—	—	387,752
Dividends Receivable, Net	2,400	—	6,072	—	129,769
Interest Receivable	—	199,485	—	68,966	—
Reclaims Receivable	—	—	3,697	—	4,389
Total Assets	10,889,525	12,232,915	21,428,549	15,032,558	120,702,011

Liabilities:
Written Options Contract	—	—	—	—	1,237,500
Payable Due to Custodian	879,487	—	—	—	—
Payable Due to Investment Adviser	10,198	6,226	10,476	6,822	104,694
Custodian Fees Payable	—	—	5,046	—	—
Accrued foreign capital gains tax on appreciated securities	—	—	12,010	—	—
Variation Margin Payable	8,900	—	—	—	—
Total Liabilities	898,585	6,226	27,532	6,822	1,342,194

Net Assets	$9,990,940	$12,226,689	$21,401,017	$15,025,736	$119,359,817

Net Assets Consist of:
Paid-in Capital	$9,506,309	$12,035,192	$19,137,466	$15,816,781	$118,015,436
Undistributed (Distributions in Excess of) Net Investment Income	(1,748)	(79,671)	(44,084)	22,283	82,275
Accumulated Net Realized Gain (Loss) on Investments and Purchased Options	(951,031)	81,762	(185,682)	(226,154)	(2,713,474)
Net Unrealized Appreciation (Depreciation) on Investments	1,582,392	192,721	2,503,349	(133,479)	7,470,429
Net Unrealized Appreciation (Depreciation) on Options	—	—	—	(453,695)	(3,494,849)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	(3,315)	1,977	—	—
Net Unrealized Depreciation on Futures Contracts	(144,982)	—	—	—	—
Accumulated foreign capital gains tax on appreciated securities	—	—	(12,009)	—	—
Net Assets	$9,990,940	$12,226,689	$21,401,017	$15,025,736	$119,359,817

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	400,004	450,000	650,004	650,002	4,700,002
Net Asset Value, Offering and Redemption Price Per Share	$24.98	$27.17	$32.92	$23.12	$25.40

Investments at Cost	$8,124,733	$10,692,985	$17,649,333	$14,455,151	$109,271,030
Cost of Purchased Options	—	—	—	1,007,395	4,924,322
Premiums of Written Options	—	—	—	—	(560,631)
Cost of Foreign Currency	—	2,227	360,935	—	—

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the period ended October 31, 2017 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF	Cambria Global Asset Allocation ETF
Investment Income:
Dividend Income	$1,449,869	$980,124	$2,912,976	$827,005	$357,019
Dividend Income from Affiliated Investments	—	—	—	345,972	234,943
Interest Income	1,585	5,945	2,065	2,753	549
Less: Foreign Taxes Withheld	—	(95,419)	(409,554)	—	—
Total Investment Income	1,451,454	890,650	2,505,487	1,175,730	592,511

Expenses:
Management Fees	365,285	137,403	422,473	213,675	—
Custodian Fees	—	—	61,802	—	—
Total Expenses	365,285	137,403	484,275	213,675	—

Net Investment Income	1,086,169	753,247	2,021,212	962,055	592,511

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments(1)	1,635,567	1,880,376	263,637	722,398	(1,885)
Net Realized Gain on Affiliated Investments	—	—	—	119,160	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	23,188	(17,421)	—	—
Net Change in Unrealized Appreciation on Unaffiliated Investments	5,196,142	3,163,441	13,341,069	3,671,662	1,327,684
Net Change in Unrealized Appreciation on Affiliated Investments	—	—	—	1,042,489	737,047
Net Change in Unrealized Appreciation on Foreign Currency Translation	99	5,568	37,287	—	—
Net Realized and Unrealized Gain on Investments	6,831,808	5,072,573	13,624,572	5,555,709	2,062,846

Net Increase in Net Assets Resulting from Operations	$7,917,977	$5,825,820	$15,645,784	$6,517,764	$2,655,357

(1)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the period ended October 31, 2017 (Unaudited)

	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF	Cambria Tail Risk ETF	Cambria Core Equity ETF(1)
Investment Income:
Dividend Income	$44,223	$—	$404,908	$—	$1,105,854
Interest Income	—	304,365	1,292	84,975	505
Less: Foreign Taxes Withheld	—	(4,065)	(52,097)	—	—
Total Investment Income	44,223	300,300	354,103	84,975	1,106,359

Expenses:
Management Fees	26,942	31,666	45,160	23,210	491,208
Broker Expense	3,631	—	—	—	—
Custodian Fees	—	—	4,346	—	—
Total Expenses	30,573	31,666	49,506	23,210	491,208

Net Investment Income	13,650	268,634	304,597	61,765	615,151

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments (2)	183,426	52,627	(45,173)	(15,620)	(691,074)
Net Realized Loss on Purchased Options	—	—	—	(211,536)	(2,022,400)
Net Realized Loss on Futures Contracts	(232,429)	—	—	—	—
Net Realized Loss on Foreign Currency Transactions	—	(1,229)	(7,623)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	703,758	(55,427)	1,497,226	(147,118)	7,470,429
Net Change in Unrealized Loss on Purchased Options	—	—	—	(410,529)	(3,494,849)
Net Change in Unrealized Depreciation on Futures Contracts	(130,232)	—	—	—	—
Foreign Capital Gains Tax on Appreciated Securities	—	364	18,242	—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	—	(4,959)	871	—	—
Net Realized and Unrealized Gain (Loss) on Investments	524,523	(8,624)	1,463,543	(784,803)	1,262,106

Net Increase (Decrease) in Net Assets Resulting from Operations	$538,173	$260,010	$1,768,140	$(723,038)	$1,877,257

(1)	Commenced operations on May 24, 2017.
(2)	Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Period Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Period Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations:
Net Investment Income	$1,086,169	$2,110,868	$753,247	$1,100,866
Net Realized Gain (Loss) on Investments(1)	1,635,567	9,915,364	1,880,376	(857,118)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	115	23,188	(8,615)
Net Change in Unrealized Appreciation on Investments and Futures Contracts	5,196,142	11,411,349	3,163,441	3,344,104
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	99	(270)	5,568	(7,642)
Net Increase in Net Assets Resulting from Operations	7,917,977	23,437,426	5,825,820	3,571,595

Distributions to Shareholders:
Investment Income	(1,039,529)	(2,080,769)	(1,102,960)	(683,048)
Total Distributions to Shareholders	(1,039,529)	(2,080,769)	(1,102,960)	(683,048)

Capital Share Transactions:
Issued	—	6,673,132	1,194,096	16,416,416
Redeemed	(12,030,840)	(39,744,687)	—	(3,195,354)
Increase (Decrease) in Net Assets from Capital Share Transactions	(12,030,840)	(33,071,555)	1,194,096	13,221,062

Total Increase (Decrease) in Net Assets	(5,152,392)	(11,714,898)	5,916,956	16,109,609

Net Assets:
Beginning of Period	125,682,330	137,397,228	42,604,907	26,495,298
End of Period (Includes Undistributed (Distributions in Excess of) Net Investment Income of $76,656, $30,016, $(1,527) and $348,186, respectively)	$120,529,938	$125,682,330	$48,521,863	$42,604,907

Share Transactions:
Issued	—	200,000	50,000	750,000
Redeemed	(350,000)	(1,300,000)	—	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(350,000)	(1,100,000)	50,000	600,000

(1)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Value ETF		Cambria Global Momentum ETF
	Period Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Period Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations:
Net Investment Income	$2,021,212	$2,075,370	$962,055	$552,812
Net Realized Gain on Investments(1)	263,637	1,630,071	841,558	10,408
Net Realized Loss on Foreign Currency Transactions	(17,421)	(805)	—	—
Capital Gain Distributions Received from Unaffiliated and Affiliated Investments	—	—	—	1,568
Net Change in Unrealized Appreciation on Investments and Affiliated Investments	13,341,069	13,518,072	4,714,151	3,355,066
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	37,287	(47,292)	—	—
Net Increase in Net Assets Resulting from Operations	15,645,784	17,175,416	6,517,764	3,919,854

Distributions to Shareholders:
Investment Income	(2,332,225)	(1,965,865)	(1,007,263)	(530,781)
Return of Capital	—	—	—	(39,767)
Total Distributions to Shareholders	(2,332,225)	(1,965,865)	(1,007,263)	(570,548)

Capital Share Transactions:
Issued	41,555,181	28,631,893	17,757,978	35,515,650
Redeemed	—	(1,087,609)	—	(1,176,541)
Increase in Net Assets from Capital Share Transactions	41,555,181	27,544,284	17,757,978	34,339,109

Total Increase in Net Assets	54,868,740	42,753,835	23,268,479	37,688,415

Net Assets:
Beginning of Period	112,190,124	69,436,289	59,327,859	21,639,444
End of Period (Includes Undistributed (Distributions in Excess of) Net Investment Income of $145,016, $456,029, $(45,208) and $—, respectively)	$167,058,864	$112,190,124	$82,596,338	$59,327,859

Share Transactions:
Issued	1,700,000	1,400,000	700,000	1,500,000
Redeemed	—	(50,000)	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	1,700,000	1,350,000	700,000	1,450,000

(1)	Includes realized gain as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF		Cambria Value and Momentum ETF
	Period Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Period Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations:
Net Investment Income	$592,511	$766,833	$13,650	$27,999
Net Realized Loss on Investments and Futures Contracts(1)	(1,885)	(122,039)	(49,003)	(516,266)
Capital Gain Distributions Received from Unaffiliated and Affiliated Investments	—	13,111	—	—
Net Change in Unrealized Appreciation on Investments and Futures Contracts	2,064,731	2,061,906	573,526	723,219
Net Increase in Net Assets Resulting from Operations	2,655,357	2,719,811	538,173	234,952

Distributions to Shareholders:
Investment Income	(552,629)	(777,368)	(15,552)	(28,879)
Total Distributions to Shareholders	(552,629)	(777,368)	(15,552)	(28,879)

Capital Share Transactions:
Issued	10,644,473	14,843,502	1,177,427	3,547,675
Redeemed	—	(3,755,694)	—	—
Increase in Net Assets from Capital Share Transactions	10,644,473	11,087,808	1,177,427	3,547,675

Total Increase in Net Assets	12,747,201	13,030,251	1,700,048	3,753,748

Net Assets:
Beginning of Period	37,182,395	24,152,144	8,290,892	4,537,144
End of Period (Includes Undistributed (Distributions in Excess of) Net Investment Income of $51,614, $11,732, $(1,748) and $154, respectively)	$49,929,596	$37,182,395	$9,990,940	$8,290,892

Share Transactions:
Issued	400,000	600,000	50,000	150,000
Redeemed	—	(150,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	400,000	450,000	50,000	150,000

(1)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Sovereign Bond ETF		Cambria Emerging Shareholder Yield ETF
	Period Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017	Period Ended October 31, 2017 (Unaudited)	Period Ended April 30, 2017(1)
Operations:
Net Investment Income	$268,634	$264,116	$304,597	$111,687
Net Realized Gain (Loss) on Investments(2)	52,627	28,207	(45,173)	(20,751)
Net Realized Gain (Loss) on Foreign Currency Transactions	(1,229)	4,549	(7,623)	(14,206)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(55,427)	46,318	1,497,226	1,006,123
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(4,959)	591	871	1,106
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	364	(364)	18,242	(30,251)
Net Increase in Net Assets Resulting from Operations	260,010	343,417	1,768,140	1,053,708

Distributions to Shareholders:
Investment Income	(409,762)	(218,944)	(394,795)	(55,329)
Net Realized Gains	—	(10,215)	—	—
Total Distributions to Shareholders	(409,762)	(229,159)	(394,795)	(55,329)

Capital Share Transactions:
Issued	2,855,072	6,666,175	8,268,883	12,207,140
Redeemed	—	(1,308,551)	—	(1,446,730)
Increase in Net Assets from Capital Share Transactions	2,855,072	5,357,624	8,268,883	10,760,410

Total Increase in Net Assets	2,705,320	5,471,882	9,642,228	11,758,789

Net Assets:
Beginning of Period	9,521,369	4,049,487	11,758,789	—
End of Period (Includes Undistributed (Distributions in Excess of) Net Investment Income of $(79,671), $61,457, $(44,084) and $46,114, respectively)	$12,226,689	$9,521,369	$21,401,017	$11,758,789

Share Transactions:
Issued	100,000	250,000	250,000	450,004
Redeemed	—	(50,000)	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	100,000	200,000	250,000	400,004

(1)	Commenced operations on July 14, 2016.
(2)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Tail Risk ETF		Cambria Core Equity ETF
	Period Ended October 31, 2017 (Unaudited)	Period Ended April 30, 2017(1)	Period Ended October 31, 2017(2)
Operations:
Net Investment Income	$61,765	$2,278	$615,151
Net Realized Gain (Loss) on Investments(3)	(227,156)	1,002	(2,713,474)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(557,647)	(29,527)	3,975,580
Net Increase (Decrease) in Net Assets Resulting from Operations	(723,038)	(26,247)	1,877,257

Distributions to Shareholders:
Investment Income	(41,760)	—	(532,876)
Total Distributions to Shareholders	(41,760)	—	(532,876)

Capital Share Transactions:
Issued	15,705,742	2,500,050	120,530,387
Redeemed	(2,389,011)	—	(2,514,951)
Increase in Net Assets from Capital Share Transactions	13,316,731	2,500,050	118,015,436

Total Increase in Net Assets	12,551,933	2,473,803	119,359,817

Net Assets:
Beginning of Period	2,473,803	—	—
End of Period (Includes Undistributed Net Investment Income of $22,283, $2,278 and $82,275 respectively)	$15,025,736	$2,473,803	$119,359,817

Share Transactions:
Issued	650,000	100,002	4,800,002
Redeemed	(100,000)	—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	550,000	100,002	4,700,002

(1)	Commenced operations on April 6, 2017.
(2)	Commenced operations on May 24, 2017.
(3)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(2)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(1)(3)
Cambria Shareholder Yield ETF
10/31/2017**	$ 33.97	$ 0.31	$ 2.00	$ 2.31	$ (0.30)	$ —	$ —	$ (0.30)	$ 35.98	6.83%	$ 120,530	0.59%(4)	1.75%(4)	16%
2017	$ 28.62	$ 0.50	$ 5.35	$ 5.85	$ (0.50)	$ —	$ —	$ (0.50)	$ 33.97	20.62%	$ 125,682	0.59%	1.63%	50%
2016	$ 31.54	$ 0.64	$ (1.45)	$ (0.81)	$ (0.69)	$ (1.39)	$ (0.03)	$ (2.11)	$ 28.62	(2.59)%	$ 137,397	0.59%	2.10%	43%
2015	$ 29.95	$ 0.65	$ 2.29	$ 2.94	$ (0.55)	$ (0.80)	$ —	$ (1.35)	$ 31.54	9.92%	$ 227,096	0.59%	2.09%	41%
2014(5)	$ 25.00	$ 0.45	$ 4.98	$ 5.43	$ (0.36)	$ (0.12)	$ —	$ (0.48)	$ 29.95	21.81%	$ 205,156	0.59%(4)	1.67%(4)	89%
Cambria Foreign Shareholder Yield ETF
10/31/2017**	$ 23.03	$ 0.40	$ 2.69	$ 3.09	$ (0.58)	$ —	$ —	$ (0.58)	$ 25.54	13.62%	$ 48,522	0.59%(4)	3.23%(4)	25%
2017	$ 21.20	$ 0.81	$ 1.59	$ 2.40	$ (0.57)	$ —	$ —	$ (0.57)	$ 23.03	11.93%	$ 42,605	0.59%	3.80%	43%
2016	$ 23.80	$ 0.81	$ (2.61)	$ (1.80)	$ (0.68)	$ —	$ (0.12)	$ (0.80)	$ 21.20	(7.67)%	$ 26,495	0.59%	3.83%	53%
2015	$ 26.63	$ 0.93	$ (2.70)	$ (1.77)	$ (0.77)	$ (0.29)	$ —	$ (1.06)	$ 23.80	(6.67)%	$ 60,694	0.59%	3.76%	48%
2014(6)	$ 25.00	$ 0.41	$ 1.33	$ 1.74	$ (0.11)	$ —	$ —	$ (0.11)	$ 26.63	6.96%	$ 66,572	0.59%(4)	3.91%(4)	15%
Cambria Global Value ETF
10/31/2017**	$ 22.66	$ 0.35	$ 2.52	$ 2.87	$ (0.41)	$ —	$ —	$ (0.41)	$ 25.12	12.78%	$ 167,059	0.68%(4)	2.82%(4)	1%
2017	$ 19.29	$ 0.50	$ 3.38	$ 3.88	$ (0.51)	$ —	$ —	$ (0.51)	$ 22.66	20.85%	$ 112,190	0.68%	2.48%	16%
2016	$ 21.78	$ 0.45	$ (2.57)	$ (2.12)	$ (0.37)	$ —	$ —	$ (0.37)	$ 19.29	(9.76)%	$ 69,436	0.69%	2.36%	15%
2015	$ 25.73	$ 0.68	$ (4.10)	$ (3.42)	$ (0.52)	$ (0.01)	$ —	$ (0.53)	$ 21.78	(13.29)%	$ 80,580	0.69%	3.10%	25%
2014(7)	$ 25.00	$ 0.14	$ 0.59	$ 0.73	$ —	$ —	$ —	$ —	$ 25.73	2.92%	$ 23,160	0.69%(4)	4.11%(4)	—%
Cambria Global Momentum ETF
10/31/2017**	$ 24.72	$ 0.34	$ 1.95	$ 2.29	$ (0.37)	$ —	$ —	$ (0.37)	$ 26.64	9.33%	$ 82,596	0.59%(4)	2.66%(4)	32%
2017	$ 22.78	$ 0.42	$ 1.95	$ 2.37	$ (0.40)	$ —	$ (0.03)	$ (0.43)	$ 24.72	10.52%	$ 59,328	0.59%	1.77%	106%
2016	$ 25.35	$ 0.34	$ (2.51)	$ (2.17)	$ (0.38)	$ —	$ (0.02)	$ (0.40)	$ 22.78	(8.61)%	$ 21,639	0.59%	1.43%	316%
2015(8)	$ 25.00	$ 0.30	$ 0.39	$ 0.69	$ (0.34)	$ —	$ —	$ (0.34)	$ 25.35	2.76%	$ 40,562	0.59%(4)	2.40%(4)	16%

*	Per share data calculated using average shares method.
**	For the six month period ended October 31, 2017.
(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(4)	Annualized.
(5)	Inception date May 13, 2013.
(6)	Inception date December 2, 2013.
(7)	Inception date March 11, 2014.
(8)	Inception date November 3, 2014.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(2)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(1)(3)
Cambria Global Asset Allocation ETF
10/31/2017**	$ 25.64	$ 0.37	$ 1.33	$ 1.70	$ (0.35)	$ —	$ (0.35)	$ 26.99	6.66%	$ 49,930	—%(4)	2.79%(4)	—%
2017	$ 24.15	$ 0.65	$ 1.51	$ 2.16	$ (0.67)	$ —	$ (0.67)	$ 25.64	9.08%	$ 37,182	—%	2.60%	9%
2016	$ 25.43	$ 0.58	$ (1.26)	$ (0.68)	$ (0.60)	$ —	$ (0.60)	$ 24.15	(2.58)%	$ 24,152	—%	2.44%	8%
2015(5)	$ 25.00	$ 0.18	$ 0.46	$ 0.64	$ (0.21)	$ —	$ (0.21)	$ 25.43	2.58%	$ 31,786	—%(4)	1.81%(4)	4%
Cambria Value and Momentum ETF
10/31/2017**	$ 23.69	$ 0.04	$ 1.29	$ 1.33	$ (0.04)	$ —	$ (0.04)	$ 24.98	5.63%	$ 9,991	0.67%(4)(6)	0.30%(4)	44%
2017	$ 22.69	$ 0.12	$ 1.01	$ 1.13	$ (0.13)	$ —	$ (0.13)	$ 23.69	4.98%	$ 8,291	0.66%(7)	0.50%	76%
2016(8)	$ 25.00	$ 0.08	$ (2.32)	$ (2.24)	$ (0.07)	$ —	$ (0.07)	$ 22.69	(8.96)%	$ 4,537	0.66%(4)(7)	0.55%(4)	48%
Cambria Sovereign Bond ETF
10/31/2017**	$ 27.20	$ 0.70	$ 0.31^	$ 1.01	$ (1.04)	$ —	$ (1.04)	$ 27.17	3.68%	$ 12,227	0.59%(4)	5.01%(4)	20%
2017	$ 26.99	$ 1.04	$ 0.14	$ 1.18	$ (0.93)	$ (0.04)	$ (0.97)	$ 27.20	4.51%	$ 9,521	0.59%	3.88%	86%
2016(9)	$ 25.00	$ 0.19	$ 1.80	$ 1.99	$ —	$ —	$ —	$ 26.99	7.96%	$ 4,049	0.59%(4)	3.82%(4)	—%
Cambria Emerging Shareholder Yield ETF
10/31/2017**	$ 29.40	$ 0.64	$ 3.70	$ 4.34	$ (0.82)	$ —	$ (0.82)	$ 32.92	15.00%	$ 21,401	0.65%(4)	3.98%(4)	17%
2017(10)	$ 25.00	$ 0.43	$ 4.18	$ 4.61	$ (0.21)	$ —	$ (0.21)	$ 29.40	18.57%	$ 11,759	0.69%(4)	2.00%(4)	33%
Cambria Tail Risk ETF
10/31/2017**	$ 24.74	$ 0.19	$ (1.69)	$ (1.50)	$ (0.12)	$ —	$ (0.12)	$ 23.12	(6.10)%	$ 15,026	0.59%(4)	1.57%(4)	34%
2017(11)	$ 25.00	$ 0.02	$ (0.28)	$ (0.26)	$ —	$ —	$ —	$ 24.74	(1.04)%	$ 2,474	0.59%(4)	1.38%(4)	—%
Cambria Core Equity ETF
2017(12) **	$ 25.00	$ 0.15	$ 0.37	$ 0.52	$ (0.12)	$ —	$ (0.12)	$ 25.40	2.10%	$ 119,360	1.05%(4)	1.31%(4)	8%

*	Per share data calculated using average shares method.
**	For the six month period ended October 31, 2017.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Annualized.
(5)	Inception date December 9, 2014.
(6)	Includes broker expense of 0.08%.
(7)	Includes broker expense of 0.07%.
(8)	Inception date September 8, 2015.
(9)	Inception date February 22, 2016.
(10)	Inception date July 14, 2016.
(11)	Inception date April 5, 2017.
(12)	Inception date May 23, 2017

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as a diversified, open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of multiple Exchange Traded Funds (ETFs): Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Sovereign Bond ETF (formerly Cambria Sovereign High Yield Bond ETF), Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Tail Risk ETF and Cambria Core Equity ETF. These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF (formerly Cambria Sovereign High Yield Bond ETF), Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, and Cambria Core Equity ETF (each a “Fund” and collectively, the “Funds”). Cambria Global Income and Currency Strategies ETF has not yet commenced operations. Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified.

The investment objective of the Cambria Shareholder Yield ETF is to seek income and capital appreciation with an emphasis on income from investments in the U.S. equity market. The Fund inception date is May 13, 2013. The Fund commenced operations on May 14, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Foreign Shareholder Yield Index. The Fund inception date is December 2, 2013. The Fund commenced operations on December 3, 2013.

The investment objective of the Cambria Global Value ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Value Index. The Fund inception date is March 11, 2014. The Fund commenced operations on March 12, 2014.

The investment objective of the Cambria Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Fund inception date is November 3, 2014. The Fund commenced operations on November 4, 2014.

The investment objective of the Cambria Global Asset Allocation ETF is to seek to track performance (before fees and expenses) of the Cambria Global Asset Allocation Index. The Fund inception date is December 9, 2014. The Fund commenced operations on December 10, 2014.

The investment objective of the Cambria Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Fund inception date is September 8, 2015. The Fund commenced operations on September 9, 2015.

The investment objective of the Cambria Sovereign Bond ETF is to seek income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds. The Fund inception date is February 22, 2016. The Fund commenced operations on February 23, 2016.

The investment objective of the Cambria Emerging Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Emerging Shareholder Yield Index. The Fund inception date is July 13, 2016. The Fund commenced operations on July 14, 2016.

The investment objective of the Cambria Tail Risk ETF is to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Fund inception date is April 5, 2017. The Fund commenced operations on April 6, 2017.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

1. ORGANIZATION (continued)

The investment objective of the Cambria Core Equity ETF is to seek capital appreciation and capital preservation with a low correlation to the broader U.S. equity market. The Fund inception date is May 23, 2017. The Fund commenced operations on May 24, 2017.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the year or period ended October 31, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

Futures Contracts — To the extent consistent with its investment objective and strategies, Cambria Value and Momentum ETF utilized futures contracts during the year ended October 31, 2017. The Fund’s investment in futures contracts are designed to enable the Fund to more closely approximate their performance of their benchmark indices. Cambria Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Cambria Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A margin deposit was made upon entering into futures contracts and is included in Cash at Broker on the Statements of Assets and Liabilities.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Cambria Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Fund’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as Cambria Value and Momentum ETF does not have a master netting agreement with the counterparty to the futures contracts. Refer to the Cambria Value and Momentum ETF Schedule of Investments for details regarding open future contracts as of October 31, 2017. The fair value of equity futures contracts held in the Fund can be found on the Statements of

Assets and Liabilities under the captions Variation Margin Receivable. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Cambria Value and Momentum ETF Schedule of Investments. Realized gains or losses on equity rate futures contracts related to the Fund is recognized on the Statement of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Change in Unrealized Gain (Loss) on Futures Contracts.

Options — The Cambria Tail Risk ETF and Cambria Core Equity ETF may purchase put and call options on securities. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the “exercise price”) at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the “premium” paid by the purchaser for the right to sell or buy. The Cambria Tail Risk ETF and Cambria Core Equity ETF may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, the Cambria Tail Risk ETF and Cambria Core Equity ETF may purchase call options to protect against an increase in the price of securities that the Fund anticipates purchasing in the future, a practice sometimes referred to as “anticipatory hedging.” The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Cambria Tail Risk ETF and Cambria Core Equity ETF upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised. Refer to the Cambria Tail Risk ETF and Cambria Core Equity ETF Schedule of Investments for details regarding option contracts as of October 31, 2017.

Federal Income Taxes — The Funds selected a tax year end of April 30, 2017, other than the Cambria Sovereign Bond ETF, which has selected a tax year end of May 31, 2017. The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Offering Expenses — All offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distributes their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called ‘‘Creation Units.’’ Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

The Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the year or period ended October 31, 2017:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	50,000	$700	$1,799,000	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,000	1,277,000	2,000	Up to 2.0%
Cambria Global Value ETF	50,000	3,500	1,256,000	3,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,332,000	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,349,500	500	None
Cambria Value and Momentum ETF	50,000	700	1,249,000	700	None
Cambria Sovereign Bond ETF	50,000	550	1,358,500	550	Up to 2.0%
Cambria Emerging Shareholder Yield ETF	50,000	3,500	1,646,000	3,500	Up to 2.0%
Cambria Tail Risk ETF	50,000	500	1,156,000	500	None
Cambria Core Equity ETF	50,000	500	1,270,000	500	None

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Information concerning illiquid securities is as follows:

Cambria Global Value ETF

Security	Shares	Dates Acquired		Cost Basis
Banco Espirito Santo	318,087	3/11/14		$449,606
BANIF - Banco Internacional do Funchal	60,980,850	3/11/14	(1)	747,095
CIMPOR Cimentos de Portugal SGPS	450,116	3/11/14	(1)	897,684

(1)	Purchased on various dates beginning on 3/11/14.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the statements of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds has the right to set off the amounts owed with the amounts owed by the other party, the Funds intends to set off, and the Funds right of setoff is enforceable at law.

As of October 31, 2017, the Funds financial instruments and derivative instruments are not subject to a master netting arrangement.

4. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser an annual advisory fee based on its average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Cambria Core Equity EFT which pays an annual rate of 1.05% and the Cambria Global Asset Allocation ETF which is not charged an advisory fee. This allows the cost-conscious investor to hold a diversified, low cost asset allocation portfolio in the Cambria Global Asset Allocation ETF.

With respect to each Fund, except the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Additionally, the Investment Adviser earned $52,968 in management fees from the Cambria Global Momentum ETF related to the Fund’s investment in affiliated funds, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF.

Administrator, Custodian and Transfer Agent — SEI Investments Global Fund Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the “Distributor”), serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

4. RELATED PARTIES (continued)

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with its Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the funds are officers/employees of the Investment Adviser or the Administrator.

5. INVESTMENT TRANSACTIONS

For the period ended October 31, 2017, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Cambria Shareholder Yield ETF	$19,817,087	$20,560,986
Cambria Foreign Shareholder Yield ETF	11,367,335	12,781,766
Cambria Global Value ETF	3,919,230	1,412,548
Cambria Global Momentum ETF	23,042,826	22,632,739
Cambria Global Asset Allocation ETF	—	20,501
Cambria Value and Momentum ETF	3,853,839	3,813,016
Cambria Sovereign Bond ETF	4,791,283	1,780,863
Cambria Emerging Shareholder Yield ETF	6,296,447	2,518,215
Cambria Tail Risk ETF	6,727,904	2,513,424
Cambria Core Equity ETF(1)	8,249,288	9,890,610

(1)	The Fund commenced operations on May 24, 2017.

For the period ended October 31, 2017 there were no purchases and sales of U.S. Government securities.

For the period ended October 31, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities		Net Realized Gain (Loss)
Cambria Shareholder Yield ETF	$—	$11,920,903		$2,568,917
Cambria Foreign Shareholder Yield ETF	1,140,205	—		—
Cambria Global Value ETF	37,341,832	—		—
Cambria Global Momentum ETF	17,745,441	—		—
Cambria Global Asset Allocation ETF	10,590,651	—		—
Cambria Value and Momentum ETF	1,098,651	—		—
Cambria Sovereign Bond ETF	—	—		—
Cambria Emerging Shareholder Yield ETF	3,685,680	(11,840	)(2)	(1,417)
Cambria Tail Risk ETF	7,975,116	—		—
Cambria Core Equity ETF(1)	113,987,429	2,384,004		24,032

(1)	The Fund commenced operations on May 24, 2017.

(2)	Includes a reversed in-kind sale.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

6. PRINCIPAL RISKS

As with all exchange traded funds (‘‘ETFs’’), shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (‘‘NAV’’), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading ‘‘Principal Risks’’.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Equity Investing Risk — An investment in the Funds involves risks similar to those of investing in any Fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Management Risk — The Cambria Shareholder Yield ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF and Cambria Tail Risk ETF (the “Active Funds”) are actively managed using proprietary investment strategies and processes. The Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Asset Allocation ETF and Cambria Emerging Shareholder Yield ETF (the “Index Funds”) are passively-managed, meaning that they are designed to track the performance of an underlying index. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Foreign Investment Risk — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by each Fund are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Funds bear its proportionate share of the fees and expenses of the underlying entity. As a result, the Funds’ operating expenses may be higher and performance may be lower.

Non-Correlation Risk — The returns of the Index Funds may not match the return of their Underlying Indexes for a number of reasons. For example, each Index Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Index Fund and its Underlying Index may vary due to asset valuation differences and differences between each Index Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk — Unlike many investment companies, the Index Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, an Index Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

6. PRINCIPAL RISKS (continued)

Cash and Cash Equivalents — Cash and cash equivalents may consist of cash balances and time deposits maintained or held at Brown Brothers Harriman. Such amounts may be in excess of Federal Deposit Insurance Corporation limitations.

Futures Contracts Risk — Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

Fixed Income Risk — A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” (or repay) the security before its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase.

High Yield Securities Risk — High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations in the Funds. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Sovereign Debt Securities Risk — Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Sovereign Bond ETF may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Sovereign Bond ETF’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

Options Risk — The value of the Funds’ positions in options fluctuates in response to changes in the value of the underlying index. The Funds also risk losing all or part of the cash paid for purchasing put options. Writing index call options reduces the Funds’ ability to profit from increases in the value of the Funds’ equity portfolio. Because the Cambria Tail Risk ETF only purchases put options, the Fund’s losses from its exposure to put options is limited to the amount of premiums paid to the option seller. To the extent that the Cambria Core Equity ETF reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Cambria Shareholder Yield ETF
2017	$2,080,769	$—	$—	$2,080,769
2016	3,914,264	7,476,072	176,238	11,566,574
Cambria Foreign Shareholder Yield ETF
2017	$683,048	$—	$—	$683,048
2016	1,478,338	—	201,561	1,679,899
Cambria Global Value ETF
2017	$1,965,865	$—	$—	$1,965,865
2016	1,427,287	—	—	1,427,287
Cambria Global Momentum ETF
2017	$530,781	$—	$39,767	$570,548
2016	449,733	—	24,940	474,673
Cambria Global Asset Allocation ETF
2017	$777,368	$—	$—	$777,368
2016	794,101	21,052	—	815,153
Cambria Value and Momentum ETF
2017	$28,879	$—	$—	$28,879
2016	9,518	—	—	9,518
Cambria Sovereign Bond ETF
2017	$229,159	$—	$—	$229,159
2016	—	—	—	—
Cambria Emerging Shareholder Yield ETF
2017	$55,329	$—	$—	$55,329
Cambria Tail Risk ETF
2017	$—	$—	$—	$—

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

8. INCOME TAXES (continued)

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Undistributed Ordinary Income	$30,015	$434,996	$459,035	$—
Undistributed Long-Term Capital Gain	117,168	—	—	—
Capital Loss Carryforwards	—	(5,004,528)	(1,025,220)	(3,611,136)
Unrealized Appreciation (Depreciation)	19,110,268	223,804	(2,991,802)	3,629,186
Other Temporary Differences	2	—	—	—
Total Distributable Earnings (Accumulated Losses)	$19,257,453	$(4,345,728)	$(3,557,987)	$18,050

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF
Undistributed Ordinary Income	$11,732	$154	$199,378	$110,574
Undistributed Long-Term Capital Gain	—	—	12,338	—
Capital Loss Carryforwards	(577,019)	(916,779)	—	(84,513)
Unrealized Appreciation	1,218,245	878,634	221,380	864,145
Other Temporary Differences	—	1	(91,847)	—
Total Distributable Earnings (Accumulated Losses)	$652,958	$(37,990)	$341,249	$890,206

Cambria Tail Risk ETF
Undistributed Ordinary Income	$2,278
Post October Losses	(42,164)
Unrealized Depreciation	(29,527)
Other Temporary Differences	43,166
Total Accumulated Losses	$(26,247)

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

8. INCOME TAXES (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment losses that are carried forward will retain their character as either short term or long term capital losses. As of October 31, 2017 2017, the Funds have the following capital loss carryforwards and offset capital gains for an unlimited period:

	Non-Expiring Short-Term Loss	Non-Expiring Long-Term Loss	Total
Cambria Shareholder Yield ETF	$—	$—	$—
Cambria Foreign Shareholder Yield ETF	—	5,004,528	5,004,528
Cambria Global Value ETF	146,182	879,038	1,025,220
Cambria Global Momentum ETF	3,611,136	—	3,611,136
Cambria Global Asset Allocation ETF	—	577,019	577,019
Cambria Value and Momentum ETF	636,342	280,437	916,779
Cambria Sovereign Bond ETF	—	—	—
Cambria Emerging Shareholder Yield ETF	84,513	—	84,513
Cambria Tail Risk ETF	—	—	—

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2015 through April 30, 2017, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2017, were as follows:

Cambria Investment Management	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambria Shareholder Yield ETF	$95,268,926	$28,493,920	$(4,187,278)	$24,306,642
Cambria Foreign Shareholder Yield ETF	42,726,210	6,195,287	(2,712,172)	3,483,115
Cambria Global Value ETF	155,332,463	23,579,085	(12,988,988)	10,590,097
Cambria Global Momentum ETF	73,722,845	8,440,979	—	8,440,979
Cambria Global Asset Allocation ETF	46,409,467	3,438,326	(155,350)	3,282,976
Cambria Value and Momentum ETF	8,124,733	1,761,046	(178,654)	1,582,392
Cambria Sovereign Bond ETF	10,692,985	387,287	(194,566)	192,721
Cambria Emerging Shareholder Yield ETF	17,649,333	2,977,251	(473,902)	2,503,349
Cambria Tail Risk ETF	14,455,151	—	(133,479)	(133,479)
Cambria Core Equity ETF	109,271,030	9,201,291	(1,730,862)	7,470,429

Cambria Investment Management

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Concluded)

9. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2017 to October 31, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited) (Concluded)

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Annualized Expense Ratios	Expenses Paid During Period(1)
Cambria Shareholder Yield ETF
Actual Fund Return	$ 1,000.00	$ 1,068.30	0.59%	$ 3.08
Hypothetical 5% Return	$ 1,000.00	$ 1,022.23	0.59%	$ 3.01
Cambria Foreign Shareholder Yield ETF
Actual Fund Return	$ 1,000.00	$ 1,136.20	0.59%	$ 3.18
Hypothetical 5% Return	$ 1,000.00	$ 1,022.23	0.59%	$ 3.01
Cambria Global Value ETF
Actual Fund Return	$ 1,000.00	$ 1,127.80	0.68%	$ 3.65
Hypothetical 5% Return	$ 1,000.00	$ 1,021.78	0.68%	$ 3.47
Cambria Global Momentum ETF
Actual Fund Return	$ 1,000.00	$ 1,093.30	0.59%	$ 3.11
Hypothetical 5% Return	$ 1,000.00	$ 1,021.99	0.59%	$ 2.97
Cambria Global Asset Allocation ETF
Actual Fund Return	$ 1,000.00	$ 1,066.60	—%	$ —
Hypothetical 5% Return	$ 1,000.00	$ 1,024.79	—%	$ —
Cambria Value and Momentum ETF
Actual Fund Return	$ 1,000.00	$ 1,056.30	0.67%	$ 3.47
Hypothetical 5% Return	$ 1,000.00	$ 1,021.83	0.67%	$ 3.41
Cambria Sovereign Bond ETF
Actual Fund Return	$ 1,000.00	$ 1,036.80	0.59%	$ 3.03
Hypothetical 5% Return	$ 1,000.00	$ 1,022.23	0.59%	$ 3.01
Cambria Emerging Shareholder Yield ETF
Actual Fund Return	$ 1,000.00	$ 1,150.00	0.65%	$ 3.52
Hypothetical 5% Return	$ 1,000.00	$ 1,021.93	0.65%	$ 3.31
Cambria Tail Risk ETF
Actual Fund Return	$ 1,000.00	$ 939.00	0.59%	$ 2.88
Hypothetical 5% Return	$ 1,000.00	$ 1,022.23	0.59%	$ 3.01
Cambria Core Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,021.00	1.05%	$ 4.68(2)
Hypothetical 5% Return	$ 1,000.00	$ 1,017.42	1.05%	$ 4.67

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

(2)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 161/365 (to reflect the actual time the Fund was operations from 05/23/2017-10/31/2017).

Cambria Investment Management

Approval of Advisory Agreement & Board Considerations

October 31, 2017 (Unaudited)

Board Consideration of the Cambria Core Equity ETF Investment Advisory Agreement

The Board of Trustees (the “Board”) of Cambria ETF Trust (the “Trust”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), attended an in-person meeting held on March 16, 2017, and a subsequent in-person meeting held on June 15, 2017, called for the purpose of, among other things, the consideration of, and voting on, the approval of the investment advisory agreement (the “Agreement”) between the Trust and Cambria Investment Management, L.P. (“Cambria”) pertaining to the Cambria Core Equity ETF (“CCOR”). In preparation for its deliberations, the Board requested and reviewed written responses from Cambria to a due diligence questionnaire circulated on the Board’s behalf. During its deliberations, the Board received an oral presentation from Cambria and was assisted by the advice of independent legal counsel.

In evaluating the Agreement, the Board reviewed information regarding Cambria’s personnel, operations, and financial condition. In addition, the Board considered that the evaluation process with respect to Cambria is an ongoing one and, in this regard, the Board considers information at each regularly scheduled meeting including, among other things, information concerning performance and services provided by Cambria. At the meetings, the Board considered: (1) the nature, extent and quality of the services to be provided by Cambria to CCOR; (2) the investment performance of Cambria with respect to other actively-managed Cambria ETFs; (3) the costs of the services provided by Cambria and the expected profitability to Cambria derived from its relationship with CCOR; (4) the advisory fee and total expense ratio of CCOR compared to a relevant peer group of funds; (5) the extent to which economies of scale would be realized as CCOR grows and whether the advisory fee would enable investors to share in the benefits of economies of scale; (6) benefits (such as soft dollars, if any) received by Cambria and its affiliates from their relationship with CCOR; (7) Cambria’s reputation, expertise and resources in the financial markets; and (8) other factors the Board deemed relevant.

Nature, Quality and Extent of Services. The Board reviewed the nature, quality and extent of the overall services to be provided by Cambria to CCOR. In particular, the Board considered the responsibilities of Cambria, recognizing that Cambria had invested significant time and effort in structuring the Trust and CCOR, obtaining the necessary exemptive relief from the U.S. Securities and Exchange Commission (“SEC”), arranging service providers, exploring various sales channels and assessing the appeal for CCOR’s investment strategy. In addition, the Board considered that Cambria is responsible for providing investment advisory services to CCOR, monitoring compliance with CCOR’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services provided by Cambria in the oversight of the Trust’s distributor, administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of Cambria’s personnel, the professional qualifications and experience of the portfolio management team in managing assets, their experiences with Cambria’s services, and the adequacy of Cambria’s resources and financial condition.

Performance. The Board noted that, since CCOR had not yet commenced investment operations, CCOR had no investment performance. The Board noted, however, that Cambria has been relatively successful in advising other ETFs, including other series of the Trust, using different quantitative investment strategies. The Board also discussed and considered the performance track record, investment experience, professional background and qualifications of David Pursell, a new portfolio manager for CCOR. The Board further noted that Cambria had performed extensive research on the strategy underlying CCOR.

Comparative Fees and Expenses. The Board considered that Cambria proposed charging a unitary advisory fee of 1.05% to CCOR. The Trustees noted that under the unitary fee structure proposed, Cambria, and not CCOR, would be responsible for paying many of the expenses necessary to service CCOR, including those of other service providers. In considering the advisory fee, the Board reviewed and considered the fee in light of the nature, quality and extent of the services to be provided by Cambria to CCOR. With respect to the proposed advisory fee and estimated total expense ratio for CCOR, the Board considered how the proposed fee and expense ratio compared to the advisory fees and expense ratios of ETFs with comparable strategies, noting how differences between fund strategies might impact fees. The Board then noted that although CCOR’s proposed unitary advisory fee is higher than the average total expense ratio of its peer funds, CCOR’s

Cambria Investment Management

Approval of Advisory Agreement & Board Considerations

October 31, 2017 (Unaudited) (Concluded)

total expense ratio is comparable to the total expense ratios of half of its peer funds. In addition, the Board considered that CCOR is actively managed, whereas, half of CCOR’s peer funds are index funds. The Board then considered Cambria’s representation that it would continue to monitor CCOR’s expense ratio as compared to those of its peer funds and seek to ensure that CCOR remains competitive.

Costs and Profitability. The Board then considered the estimated profits to be realized by Cambria in connection with providing services to CCOR. The Board noted that since CCOR had not yet launched, it was difficult to estimate how profitable it would be to Cambria. The Board, however, reviewed estimated profit and loss information provided by Cambria with respect to CCOR. In particular, the Board noted Cambria’s representation of its long-term commitment to the success of CCOR and its unitary fee structure under which it bears the risk that CCOR expenses may increase. The Board further considered the costs associated with the personnel, systems and equipment necessary to manage CCOR and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses Cambria would pay in accordance with the Agreement.

Other Benefits. The Board then considered the extent to which Cambria derives ancillary benefits from CCOR’s operations. The Board discussed the potential benefits to Cambria resulting from its ability to use CCOR’s assets to engage in soft dollar transactions. The Board noted that Cambria did not have any affiliates that would benefit from CCOR’s operations. The Board also reviewed the degree to which Cambria may receive compensation from other Cambria ETFs based upon CCOR’s investment in other Cambria ETFs.

Economies of Scale. The Board also considered whether economies of scale would be realized by CCOR as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fee for CCOR does not include breakpoints, but that it was premature - before the commencement of investment operations - to evaluate potential economies of scale. The Board, thus, determined to monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by CCOR grow larger.

Conclusion. In approving the Agreement, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreement for CCOR.

Cambria Investment Management

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund generally fluctuates in response to changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of a NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price One Year Total Return	Market Price Cumulative Inception Date Total Return	Market Price, End of Period
Cambria Shareholder Yield ETF	21.77%	—%	$35.97
Cambria Foreign Shareholder Yield ETF	22.66	—	25.71
Cambria Global Value ETF	24.64	—	25.09
Cambria Global Momentum ETF	15.48	—	26.71
Cambria Global Asset Allocation ETF	8.90	—	27.04
Cambria Value and Momentum ETF	11.37	—	24.98
Cambria Sovererign Bond ETF	(2.32)	—	27.32
Cambria Emerging Shareholder Yield ETF	25.28	—	33.20
Cambria Tail Risk ETF	—	(7.28)	23.18
Cambria Core Equity ETF	—	1.60	25.40

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Shareholder Yield ETF

Premium/Discount Analysis

Inception Date 5/13/13

Analysis Period 5/13/13-10/31/17

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	1	0.09%
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	1	0.09%
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	752	66.61%
Sold at Par	0.00%	—	—
	0.50%	375	33.22%
	1.00%	—	—
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Foreign Shareholder Yield ETF

Premium/Discount Analysis

Inception Date 12/2/13

Analysis Period 12/2/13-10/31/17

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	1	0.09%
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	1	0.09%
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	752	66.61%
Sold at Par	0.00%	—	—
	0.50%	375	33.22%
	1.00%	—	—
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Global Value ETF

Premium/Discount Analysis

Inception Date 3/11/14

Analysis Period 3/11/14-10/31/17

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	2	0.20%
	-2.50%	2	0.20%
	-2.00%	6	0.61%
	-1.50%	32	3%
	-1.00%	124	12.55%
	-0.50%	331	33.50%
Sold at Par	0.00%	—	—
	0.50%	335	33.91%
	1.00%	139	14.07%
	1.50%	16	1.62%
	2.00%	1	0.10%
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Global Momentum ETF

Premium/Discount Analysis

Inception Date 11/3/14

Analysis Period 11/3/14-10/31/17

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	376	49.74%
Sold at Par	0.00%	—	—
	0.50%	376	49.74%
	1.00%	4	0.53%
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Global Asset Allocation ETF

Premium/Discount Analysis

Inception Date 12/9/14

Analysis Period 12/9/14-10/31/17

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	351	48.02%
Sold at Par	0.00%	—	—
	0.50%	375	51.30%
	1.00%	5	0.68%
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Value and Momentum ETF

Premium/Discount Analysis

Inception Date 9/8/15

Analysis Period 9/8/15-10/31/17

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	4	1%
	-0.50%	203	37.38%
Sold at Par	0.00%	—	—
	0.50%	313	57.64%
	1.00%	23	4.24%
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Sovereign Bond ETF

Premium/Discount Analysis

Inception Date 2/22/16

Analysis Period 2/22/16-10/31/17

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	1	0.23%
Sold at Par	0.00%	—	—
	0.50%	8	1.86%
	1.00%	116	27.04%
	1.50%	156	36.36%
	2.00%	48	11.19%
Fund Sold at Premium	2.50%	50	11.66%
	3.00%	33	7.69%
	3.50%	14	3.26%
	4.00%	2	0.47%
	4.50%	1	0.23%
	5.00%	—	—

Cambria Emerging Shareholder Yield ETF

Premium/Discount Analysis

Inception Date 7/13/16

Analysis Period 7/13/16-10/31/17

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	1	0.30%
	-1.50%	—	—
	-1.00%	8	2.42%
	-0.50%	19	5.76%
Sold at Par	0.00%	—	—
	0.50%	44	13.33%
	1.00%	82	25%
	1.50%	92	27.88%
	2.00%	68	20.61%
Fund Sold at Premium	2.50%	12	3.64%
	3.00%	2	0.61%
	3.50%	2	0.61%
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Investment Management

Supplemental Information

(Unaudited) (Concluded)

Cambria Tail Risk ETF

Premium/Discount Analysis

Inception Date 4/6/17

Analysis Period 4/5/17-10/31/17

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	29	19.86%
Sold at Par	0.00%	—	—
	0.50%	102	69.86%
	1.00%	15	10.27%
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Core Equity ETF

Premium/ Discount Analysis

Inception Date 5/23/17

Analysis Period 5/23/17-10/31/17

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	48	42.48%
Sold at Par	0.00%	—	—
	0.50%	65	57.52%
	1.00%	—	—
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

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Investment Adviser:

Cambria Investment Management, L.P.

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue

Washington, District of Columbia 20004-2541

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

This information must be preceded or accompanied by a current prospectus.

CIM-SA-001-0500

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Cambria ETF Trust

By (Signature and Title):	/s/ Eric Richardson
Eric Richardson, President & Principal Executive Officer

Date: January 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Eric Richardson
Eric Richardson, President & Principal Executive Officer

Date: January 2, 2018

By (Signature and Title):	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: January 2, 2018